Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Parties
a.	The Company engages in business transactions with the following related parties:

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
KKBOX Taiwan Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
UUPON Inc.	Associate
Taiwan International Ports Logistics Corporation	Associate
Huada Digital Corporation	Joint venture
Chunghwa Benefit One Co., Ltd.	Joint venture
International Integrated System, Inc.	Associate
Senao Networks, Inc.	Associate
EnRack Technology Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
Emplus Technologies, Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
ST-2 Satellite Ventures Pte., Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
Click Force Co., Ltd.	Associate
Alliance Digital Tech Co., Ltd.	Associate
MeWorks Limited（HK）	Associate
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	Associate
Cornerstone Ventures Co., Ltd. (“CVC”)	Associate
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”)	Associate
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
E-Life Mall Co., Ltd.	One of the directors of E-Life Mall and a director of SENAO are members of an immediate family
Engenius Technologies Co., Ltd.	Chairman of Engenius Technologies Co., Ltd. is a member of SENAO’s management
Cheng Keng Investment Co., Ltd.	Chairman of Cheng Keng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Cheng Feng Investment Co., Ltd.	Chairman of Cheng Feng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
All Oriented Investment Co., Ltd.	Chairman of All Oriented Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Hwa Shun Investment Co., Ltd.	Chairman of Hwa Shun Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Yu Yu Investment Co., Ltd.	Chairman of Yu Yu Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT
1)	Operating transactions

	Revenues
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Associates	$344	$344	$274
Joint ventures	1	—	—
Others	65	94	76

	$410	$438	$350

	Operating Costs and Expenses
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Associates	$1,197	$1,304	$964
Joint ventures	2	—	—
Others	71	75	76
	$1,270	$1,379	$1,040
2)	Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Associates	$32	$31	$41
Others	—	—	4
	$32	$31	$45
3)	Receivables

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Associates	$11	$10
Others	13	7
	$24	$17

4)	Payables

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Associates	$914	$651
Others	4	3
	$918	$654

5)	Customers’ deposits

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Associates	$6	$8

6)	Acquisition of property, plant and equipment

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Associates	$390	$312	$242
Joint ventures	—	—	—
	$390	$312	$242

The prepaid rents (classified as prepayments) as of December 31, 2018, was as follows:

December 31,
2018
NT$
(In Millions)
Prepaid rents - current	$205
Prepaid rents - noncurrent	1,346
$1,551

Summary of Lease Liabilities

The lease liabilities of ST-2 Satellite Ventures Pte., Ltd. as of December 31, 2019 was as follows:

December 31,
2019
NT$
(In Millions)
Lease liabilities - current	$188
Lease liabilities - noncurrent	1,024
$1,212

Compensation of Directors and Other Key Management Personnel

The compensation of directors and other key management personnel for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$254	$282	$263
Post-employment benefits	9	10	9
Share-based payment	2	9	-
	$265	$301	$272